Impairment Loss (Details) $ in Thousands		12 Months Ended
	Jul. 16, 2014 item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Impairment Loss
Impairment loss		$ 41,080	$ 75,776	$ 19,004
Impairment loss of vessel held for sale		2,100
Number of vessels sold | item			5	9
Vessels
Impairment Loss
Impairment loss of vessels held and used		$ 39,000	$ 75,800	$ 0
ZIM
Impairment Loss
Impairment loss				19,000
Number of vessels of which the charter rates payable was reduced | item	6	6
Unsecured notes maturity term		9 years
Receivable				$ 25,800